Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Cash	$ 34,476	$ 58,108
Short-term investments	122,088	41,865
Mortgage-backed securities at fair value (includes $863,802 and $322,473 pledged to creditors, respectively)	865,061	322,473
Mortgage loans acquired for sale at fair value (includes $1,653,748 and $1,268,455 pledged to creditors, respectively)	1,673,112	1,283,795
Mortgage loans at fair value	1,721,741	2,555,788
Excess servicing spread purchased from PennyMac Financial Services, Inc. at fair value pledged to secure note payable to PennyMac Financial Services, Inc.	288,669	412,425
Derivative assets	33,709	10,085
Real estate acquired in settlement of loans (includes $215,713 and $283,343 pledged to creditors, respectively)	274,069	341,846
Real estate held for investment	29,324	8,796
Mortgage servicing rights pledged to creditors (includes $64,136 and $66,584 carried at fair value, respectively)	656,567	459,741
Servicing advances	76,950	88,010
Deposits securing credit risk transfer agreements	450,059	147,000
Other	124,586	88,186
Total assets	6,357,502	5,826,924
LIABILITIES
Assets sold under agreements to repurchase	3,784,001	3,128,780
Mortgage loan participation and sale agreements	25,917	0
Notes payable	275,106	236,015
Exchangeable senior notes	246,089	245,054
Asset-backed financing of a variable interest entity at fair value	353,898	247,690
Interest-only security payable at fair value	4,114	0
Federal Home Loan Bank advances	0	183,000
Derivative liabilities	9,573	3,157
Accounts payable and accrued liabilities	107,758	64,474
Income taxes payable	18,166	33,505
Liability for losses under representations and warranties	15,350	20,171
Total liabilities	5,006,388	4,330,811
SHAREHOLDERS’ EQUITY
Common shares of beneficial interest—authorized, 500,000,000 common shares of $0.01 par value; issued and outstanding, 66,697,286 and 73,767,435 common shares	667	738
Additional paid-in capital	1,377,171	1,469,722
(Accumulated deficit) retained earnings	(26,724)	25,653
Total shareholders’ equity	1,351,114	1,496,113
Total liabilities and shareholders’ equity	6,357,502	5,826,924
Variable Interest Entities [Member]
ASSETS
Mortgage loans at fair value	367,169	455,394
Derivative assets	15,610	593
Deposits securing credit risk transfer agreements	450,059	147,000
Other—interest receivable	1,058	1,447
Total assets of Consolidated Variable Interest Entity	833,896	604,434
LIABILITIES
Asset-backed financing of a variable interest entity at fair value	353,898	247,690
Interest-only security payable at fair value	4,114	0
Accounts payable and accrued liabilities—interest payable	1,058	724
SHAREHOLDERS’ EQUITY
Total liabilities of Consolidated Variable Interest Entity	359,070	248,414
PennyMac Financial Services, Inc. [Member]
ASSETS
Due from PennyMac Financial Services, Inc.	7,091	8,806
LIABILITIES
Notes payable	150,000	150,000
Due to PennyMac Financial Services, Inc.	$ 16,416	$ 18,965